Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Finance Receivables
Capital Leases Net Investment In Direct Financing Leases

	December 31,
	2012	2011
Minimum lease payments receivable	$576,319	$611,549
Unguaranteed residual value	400,721	395,663
	977,040	1,007,212
Less: unearned income	(509,209)	(540,076)
	$467,831	$467,136

Schedule Of Future Minimum Lease Payments

Years Ending December 31,	Total
2013	$44,532
2014	45,816
2015	45,646
2016	44,305
2017	43,850
Thereafter	352,170
Total	$576,319

Schedule Of Tenant Receivables By Internal Credit Quality Rating

		Number of Tenants at December 31,		Net Investments in Direct Financing Leases at December 31,
Internal Credit Quality Indicator		2012	2011	2012	2011
1		1	2	$43,213	$51,309
2		2	3	35,197	69,318
3		13	13	230,527	250,523
4		7	6	152,902	95,986
5	(a)	1	-	5,992	-
				$467,831	$467,136

	Number of Obligors at December 31,		Notes Receivable at December 31,
Internal Credit Quality Indicator	2012	2011	2012	2011
1	-	-	$-	$-
2	1	2	9,836	9,784
3	2	2	33,558	21,793
4	-	1	-	23,917
5	-	-	-	-
			$43,394	$55,494